United States
Securities and Exchange Commission
Washington, DC  20549
Form 13F

Report for the calendar year or quarter ended June 30, 1999

Check here if amendment {    };  Amendment Number:
This Amendment (Check only one.):  {   } is a restatement.
                                   {   } adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     EASTOVER CAPITAL MANAGEMENT, INC.
Address:  212 SOUTH TRYON STREET
SUITE 1750
CHARLOTTE, NC  28281

13F File Number:

The institutional Investment Manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:   JAYNE P. HOLLAND
Title:  VICE PRESIDENT
Phone:  (704) 336-6818

Signature, Place, and Date of signing:


Jayne P. Holland  Charlotte, NC  28281  August 20, 1999


Report Type  (Check only one)

{X}     13F HOLDINGS REPORT.

{  }    13F NOTICE.

{  }    13F COMBINATION REPORT.

List of other managers reporting for this manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers:                      0

Form 13F information table entry total:                49

Form 13F information table value total:                147,642


List of other included managers:

  No.     13F File Number     Name


                       FORM 13F INFORMATION TABLE
Name of Issuer        Title    CUSIP     value     Shares/  Sh/Invstmt  Ot    Vt Auth
                      Of Cl              (X1000)    PRN        Dcsretn  Mge   Sole Sh None
3 Com Corp               Com  885535104  4347      162885   sh   sole       162885
Amazon.Com Inc           Com  023135106  1806       14430   sh   sole        14430
American Home Products   Com  026609107  6339      111530   sh   Sole       111530
America On Line          Com  02364J104  2743       24940   sh   Sole        24940
American Int'l Group     Com  026874107  3252       27736   sh   Sole        27736
BP Amoco Corp            Com  055622104  3287       30295   sh   Sole        30295
Bank America Corp        Com  060505104  3133       42748   sh   Sole        42748
Brkshire Hathaway B      Com  084670207  3003        1341   sh   Sole         1341
Best Foods               Com  08658U101  2734       55230   sh   Sole        55230
Bristol Myers Squibb     Com  110122108  5855       83129   sh   Sole        83129
Caterpillar Inc          Com  149123101  2137       35630   sh   Sole        35630
Chevron Corp             Com  166751107   826        8688   sh   Sole         8688
Cisco Systems            Com  17275R102 11278      175030   sh   Sole        75030
Citigroup                Com  172967101  3356       70662   sh   Sole        70662
Coca Cola Co             Com  191216100  2053       33105   sh   Sole        33105
Compaq Computer Corp     Com  204493100  1653       69794   sh   Sole        69794
Corn Products            Com  219023108   243        7968   sh   Sole         7968
Duke Energy Corp         Com  264399106  2417       44414   sh   Sole        44414
E.I. DuPont              Com  263534109   732       10715   sh   Sole        10715
EMC Corp                 Com  268648102  3505       63740   sh   Sole        63740
Exxon Corp               Com  302290101  3415       44273   sh   Sole        44273
General Electric         Com  369604103 10716       94828   sh   Sole        94828
Gillette Cos             Com  375766102  1551       37819   sh   Sole        37819
Haliburton               Com  406216101  1917       42370   sh   Sole        42370
Hershey Foods            Com  427866108  1463       24655   sh   Sole        24655
Hewlett Packard          Com  428236103   207        2056   sh   Sole         2056
Ingersol Rand            Com  456866102  2077       32145   sh   Sole        32145
IBM                      Com  459200101  7993       61838   sh   Sole        61838
Int'l Paper              Com  460146103  2087       41530   sh   Sole        41530
Intel Corp               Com  458140100  2903       48785   sh   Sole        48785
Johnson & Johnson        Com  478160104   524        5351   sh   Sole         5351
LSI Logic                Com  502161102  2041       44250   sh   Sole        44250
Lucent Technologies      Com  549463107  4687       69504   sh   Sole        69504
McDonalds Corp           Com  580135101  3820       92910   sh   Sole        92910
Merck & Co               Com  589331107   654        8880   Sh   Sole         8880
Microsoft Corp           Com  594918104  4227       46865   sh   Sole        46865
Mobil Corp               Com  607059102  2538       25701   sh   Sole        25701
Pepsico Inc              Com  713448108  2357       60935   sh   Sole        60935
Pfizer Inc.              Com  717081103  3253       29844   sh   Sole        29844
Procter & Gamble         Com  742718109  3563       39920   sh   Sole        39920
SBC Communications       Com  78387G103   219        3791   sh   Sole         3791
Schlumberger Ltd         Com  806857108  2968       46600   sh   Sole        46600
Solectron Corp           Com  834182107  5509       82615   sh   Sole        82615
Sun Microsystems         Com  866810104  7914      114905   sh   Sole        14905
Tricon Global Rest       Com  895953107   365        6735   sh   Sole         6735
Wachovia Corp            Com  929771103   483        5650   sh   Sole         5650
Warner Lambert Co        Com  934488107   241        3485   sh   Sole         3485
Weyerhauser Corp         Com  962166104  2218       32265   sh   Sole        32265
Yahoo Inc                Com  984332106  1967       11425   sh   Sole        11425